Securitizations and Variable Interest Entities - Type and carrying value of financial assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Liabilities [Abstract]
Borrowings	¥ 13,373,678	¥ 12,452,115
Transferred to SPEs [Member]
ASSETS
Japanese government securities	1,000	1,000
Loans for trading purposes	66,000	69,000
Loans receivable	481,000	539,000
Total	548,000	609,000
Liabilities [Abstract]
Borrowings	¥ 548,000	¥ 609,000